World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	534,375,723.39	28,725
Yield Supplement Overcollateralization Amount 02/29/20	29,426,174.44	0
Receivables Balance 02/29/20	563,801,897.83	28,725
Principal Payments	22,606,355.96	586
Defaulted Receivables	828,274.61	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	27,651,413.66	0
Pool Balance at 03/31/20	512,715,853.60	28,102

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.97%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,741,204.68	219
Past Due 61-90 days	1,501,786.72	68
Past Due 91-120 days	392,679.75	21
Past Due 121+ days	0.00	0
Total	6,635,671.15	308

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	559,567.31
Aggregate Net Losses/(Gains) - March 2020	268,707.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.57%
Prior Net Losses Ratio	0.71%
Second Prior Net Losses Ratio	0.54%
Third Prior Net Losses Ratio	1.28%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.83%

Overcollateralization Target Amount	13,586,970.12
Actual Overcollateralization	13,586,970.12
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.36%
Weighted Average Remaining Term	45.84

Flow of Funds	$ Amount

Collections	24,689,255.70
Investment Earnings on Cash Accounts	4,770.89
Servicing Fee	-
Transfer to Collection Account	-
Available Funds	24,694,026.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,267,059.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,498,913.12
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	13,586,970.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	-
(10) Collection Account Redeposits	2,254,497.05

Total Distributions of Available Funds	24,694,026.59

Servicing Fee	-
Unpaid Servicing Fee	469,834.91
Change in amount of the unpaid servicing fee from the prior period	469,834.91

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 03/16/20	520,214,766.72
Principal Paid	21,085,883.24
Note Balance @ 04/15/20	499,128,883.48

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	74,594,766.72
Principal Paid	21,085,883.24
Note Balance @ 04/15/20	53,508,883.48
Note Factor @ 04/15/20	14.5010524%

Class A-3
Note Balance @ 03/16/20	326,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	326,000,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-4
Note Balance @ 03/16/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	89,060,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	30,560,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,353,646.30
Total Principal Paid	21,085,883.24
Total Paid	22,439,529.54

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	174,054.46
Principal Paid	21,085,883.24
Total Paid to A-2 Holders	21,259,937.70

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3528076
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.0728181
Total Distribution Amount	22.4256257

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4716923
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.1433150
Total A-2 Distribution Amount	57.6150073

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	355.64
Noteholders' Principal Distributable Amount	644.36

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	2,546,066.61
Investment Earnings	1,824.50
Investment Earnings Paid	(1,824.50)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61